UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-23084

Series Portfolios Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Ryan Roell, President
Series Portfolios Trust c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6839

Date of fiscal year end: October 31, 2019

Date of reporting period:  July 31, 2019

Item 1. Schedule of Investments.

Rareview Longevity Income Generation Fund
SCHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2019

	Shares		Value
CLOSED-END FUNDS - 77.40%
Aberdeen Asia-Pacific Income Fund, Inc.	196,902		$830,926
Aberdeen Global Premier Properties Fund	30,311		189,444
Aberdeen Total Dynamic Dividend Fund	43,625		364,705
BlackRock Core Bond Trust	12,547		177,289
BlackRock Corporate High Yield Fund, Inc.	50,745		539,927
BlackRock Credit Allocation Income Trust	50,773		678,835
BlackRock Debt Strategies Fund, Inc.	65,189		715,123
BlackRock Enhanced Equity Dividend Trust	29,532		267,265
BlackRock Income Trust, Inc.	29,224		175,636
BlackRock Investment Quality Municipal Trust, Inc.	27,375		425,955
BlackRock MuniVest Fund, Inc.	70,570		664,769
BlackRock MuniYield Quality Fund, Inc.	28,475		418,298
BNY Mellon Strategic Municipals, Inc.	66,866		571,036
CBRE Clarion Global Real Estate Income Fund	38,873		297,378
DoubleLine Opportunistic Credit Fund	18,657		382,842
Eaton Vance Municipal Income Trust	35,828		453,224
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	75,808		535,962
Nuveen AMT-Free Quality Municipal Income Fund	86,373		1,221,314
Nuveen California Quality Municipal Income Fund	27,942		414,659
Nuveen Enhanced Municipal Value Fund	44,340		650,911
Nuveen Quality Municipal Income Fund	61,460		883,795
PGIM Global High Yield Fund, Inc.	22,605		328,225
PGIM High Yield Bond Fund, Inc.	22,298		326,889
Putnam Municipal Opportunities Trust	34,050		451,162
Voya Global Equity Dividend and Premium Opportunity Fund	96,376		643,792
Western Asset Emerging Markets Debt Fund, Inc.	56,021		810,064
Total Closed-End Funds
(Cost $12,723,507)			13,419,425

COMMON STOCKS - 16.77%
AGNC Investment Corp. REIT	38,021		651,680
Annaly Capital Management, Inc. REIT	103,431		987,766
Ellington Residential Mortgage REIT	25,655		291,441
New Residential Investment Corp. REIT	28,417		445,862
Two Harbors Investment Corp. REIT	39,430		530,728
Total Common Stocks
(Cost $2,968,116)			2,907,477

PURCHASED OPTIONS - 0.26% (a)	Contracts	Notional Amount
Purchased Call Options - 0.09%
Eurodollar 90 Day Futures
Expiration: December 2019, Exercise Price: $98.38	114	$278,687	7,303
Eurodollar 1 Year Mid Curve Futures
Expiration: October 2019, Exercise Price: $99.00	310	761,554	1,937
Expiration: December 2019, Exercise Price: $99.00	182	447,106	5,688
			14,928
Purchased Put Options - 0.17%
Eurodollar 90 Day Futures
Expiration: August 2019, Exercise Price: $97.75	420	1,026,743	21,000
Expiration: September 2019, Exercise Price: $97.25	1,440	3,520,260	9,000
			30,000
Total Purchased Options
(Cost $78,188)			44,928
	Shares
SHORT-TERM INVESTMENTS - 4.32%
Money Market Funds - 4.32% (b)(c)
Fidelity Investments Money Market Government Portfolio, Share Class I, 2.19%	748,617		748,617
Total Short-Term Investments
(Cost $748,617)			748,617
Total Investments
(Cost $16,518,428) - 98.75%			17,120,447
Other Assets in Excess of Liabilities- 1.25%			217,530
Total Net Assets - 100.00%			$17,337,977

REITS	-Real Estate Investment Trusts
(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day effective yield as of July 31, 2019.
(c)	A portion of this security has been committed as collateral for open futures contracts. The total value of assets committed as collateral as of July 31, 2019 is $142,925.

The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund. Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter (“OTC”) market. If a non-exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Fixed income securities, including short-term debt instruments having a maturity less than 60 days, are valued at the evaluated mean price supplied by an approved independent third-party pricing service (“Pricing Service”). These securities are categorized in Level 2 of the fair value hierarchy.

In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Fund’s net asset value (“NAV”) is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. These securities are categorized in Level 2 of the fair value hierarchy.

Exchange traded funds and closed-end funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange-traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are valued at their reported NAV per share. To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

Exchange traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. If the composite mean price is not available, models such as Black-Scholes can be used to value the options. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. These securities are categorized in Level 2 of the fair value hierarchy.

Future contracts are valued at the settlement price on the exchange on which they are principally traded. The settlement price is the average of the prices at which a future contract trades immediately before the close of trading for the day. Equity swap contract prices are determined by using the same methods used to price the underlying security. These securities are categorized in Level 2 of the fair value hierarchy.

All other assets of the Fund are valued in such a manner as the Valuation Committee under the supervision of the Board of Trustees (the “Board”), in good faith, deems appropriate to reflect its fair value.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of July 31, 2019:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Closed-End Funds	$13,419,425	$-	$-	$13,419,425
Common Stocks	2,907,477	-	-	2,907,477
Purchased Options	-	44,928	-	44,928
Short-Term Investments	748,617	-	-	748,617
	$17,075,519	$44,928	$-	$17,120,447

Liabilities
Written Call Options	$-	$(8,085)	$-	$(8,085)
Futures Contracts(1)	-	(94,697)	-	(94,697)
	$-	$(102,782)	$-	$(102,782)

(1) Futures contracts are valued at the net unrealized appreciation (depreciation) on the instrument as presented in the Schedule of Open Futures Contracts.

The Fund did not have any Level 3 investments during the period. For the period ended July 31, 2019, there were no transfers into or out of Level 3 securities.

Rareview Longevity Income Generation Fund
SCHEDULE OF WRITTEN OPTIONS (UNAUDITED)
July 31, 2019

WRITTEN OPTIONS	Contracts	Notional Amount	Value
Written Call Options
Eurodollar 90 Day Futures
Expiration: December 2019, Exercise Price: $98.75	(114)	$(278,687)	$(1,247)
Eurodollar 1 Year Mid Curve Futures
Expiration: October 2019, Exercise Price: $99.25	(310)	(761,554)	(1,938)
Expiration: December 2019, Exercise Price: $99.25	(182)	(447,106)	(2,275)
			(5,460)
Written Put Options
Eurodollar 90 Day Futures
Expiration: August 2019, Exercise Price: $97.63	(420)	(1,026,743)	(2,625)
			(2,625)
Total Written Options
(Premiums received $23,990)			$(8,085)

Rareview Longevity Income Generation Fund
SCHEDULE OF OPEN FUTURES CONTRACTS (UNAUDITED)
July 31, 2019

		Number of			Unrealized
		Contracts			Appreciation
Expiration Date	Issue	Purchased	Notional Amount	Value*	(Depreciation)
LONG FUTURES CONTRACTS
9/14/20	Eurodollar 90 Day	300	$73,698,750	$(81,442)	$(79,439)
				$(81,442)	$(79,439)
		Number of
		Contracts
		Sold
SHORT FUTURES CONTRACTS
9/16/19	South African Rand	(15)	$(520,100)	$(34)	$(34)
9/20/19	E-mini S&P 500	(7)	(1,043,805)	10,500	(29,360)
9/13/21	Eurodollar 90 Day	(300)	(73,740,000)	38,558	14,136
				$49,024	$(15,258)
				$(32,418)	$(94,697)
*Net value is variation margin receivable (payable).

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Series Portfolio Trust

By (Signature and Title  /s/ Ryan Roell
                                                  Ryan Roell, President

Date  9/5/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Ryan Roell
                                                    Ryen Roell, President

Date  9/5/2019

By (Signature and Title)* /s/ Cullen Small
                                                    Cullen Small, Principal Accounting Officer

Date  9/5/2019

* Print the name and title of each signing officer under his or her signature.